Components of Deferred Income Taxes Included in Consolidated Financial Statements (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 2,273,435	$ 1,980,194
Net operating loss carryover	2,615,552	1,313,501
Unrealized loss on available-for-sale securities	0	620,527
Other real estate	357,873	445,448
Other	1,200,419	668,313
Deferred Tax Assets, Gross, Total	6,447,279	5,027,983
Deferred tax liabilities:
Securities accretion	(124,942)	(97,917)
Premises and equipment	(443,080)	(684,787)
Unrealized gain on available-for-sale securities	(932,473)	0
Core deposit intangible	(238,562)	(239,364)
Goodwill	(716,188)	(498,612)
Deferred Tax Liabilities, Gross	(2,455,245)	(1,520,680)
Net deferred tax asset, included in other assets	$ 3,992,034	$ 3,507,303